UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1:	Schedule of Investments

Vanguard Equity Income Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (97.4%)

Consumer Discretionary (2.8%)
McDonald's Corp.	843,205	49,673
Home Depot, Inc.	821,300	22,126
CBS Corp.	472,800	12,884
Whirlpool Corp.	108,600	8,865
Eastman Kodak Co.	380,800	8,328
Black & Decker Corp.	110,100	7,669
Hasbro, Inc.	276,900	7,083
Harrah's Entertainment, Inc.	75,800	6,727
Regal Entertainment Group Class A	364,800	6,592
Asbury Automotive Group, Inc.	317,324	4,776
Cooper Tire & Rubber Co.	283,700	4,704
American Axle & Manufacturing Holdings, Inc.	198,800	3,702
Modine Manufacturing Co.	212,700	3,512
Carnival Corp.	56,500	2,514
Sherwin-Williams Co.	20,700	1,201
Journal Communications, Inc.	82,600	739
Jones Apparel Group, Inc.	12,200	195

		151,290

Consumer Staples (13.0%)
Altria Group, Inc.	1,883,855	142,382
The Procter & Gamble Co.	1,070,620	78,605
Colgate-Palmolive Co.	771,100	60,115
General Mills, Inc.	929,173	52,963
PepsiCo, Inc.	599,200	45,479
Kellogg Co.	849,910	44,561
The Coca-Cola Co.	702,605	43,119
Kimberly-Clark Corp.	565,975	39,245
ConAgra Foods, Inc.	1,520,100	36,163
SuperValu Inc.	935,700	35,107
Kraft Foods Inc.	991,634	32,357
Diageo PLC ADR	305,150	26,191
Reynolds American Inc.	174,700	11,523
H.J. Heinz Co.	244,800	11,427
Carolina Group	115,500	9,852
Avon Products, Inc.	229,300	9,064
Molson Coors Brewing Co. Class B	132,700	6,850
Anheuser-Busch Cos., Inc.	118,500	6,202
Universal Corp. (VA)	64,200	3,288
Sysco Corp.	90,000	2,809
Nash-Finch Co.	6,400	226

		697,528

Energy (12.7%)
Chevron Corp.	2,514,400	234,669
ConocoPhillips Co.	2,343,400	206,922
ExxonMobil Corp.	1,788,205	167,537
Total SA ADR	414,800	34,262
Royal Dutch Shell PLC ADR Class B	289,277	24,010
Spectra Energy Corp.	464,800	12,001
General Maritime Corp.	45,414	1,110

		680,511

Financials (23.1%)
Bank of America Corp.	4,558,038	188,065
JPMorgan Chase & Co.	2,692,700	117,536
U.S. Bancorp	3,437,779	109,115
Wells Fargo & Co.	2,507,730	75,708
UBS AG (New York Shares)	1,270,600	58,448
The Chubb Corp.	1,055,762	57,623
Bank of New York Mellon Corp.	1,158,670	56,497
Wachovia Corp.	1,480,324	56,297
Morgan Stanley	1,033,200	54,873
PNC Financial Services Group	755,182	49,578
The Allstate Corp.	848,600	44,322
Citigroup, Inc.	1,485,600	43,736
Host Hotels & Resorts Inc. REIT	2,519,000	42,924
Lloyds TSB Group PLC - ADR	1,027,300	38,678
ACE Ltd.	617,700	38,162
Fannie Mae	505,400	20,206
The Travelers Cos., Inc.	342,600	18,432
The Hartford Financial Services Group Inc.	160,808	14,021
BB&T Corp.	386,500	11,854
Fifth Third Bancorp	428,712	10,774
M & T Bank Corp.	116,400	9,495
XL Capital Ltd. Class A	180,700	9,091
Merrill Lynch & Co., Inc.	166,900	8,959
Marshall & Ilsley Corp.	319,900	8,471
KeyCorp	356,000	8,348
New York Community Bancorp, Inc.	468,400	8,234
PartnerRe Ltd.	94,800	7,824
Endurance Specialty Holdings Ltd.	184,600	7,703
Bank of Hawaii Corp.	150,200	7,681
Federated Investors, Inc.	183,957	7,572
Comerica, Inc.	172,800	7,522
Colonial BancGroup, Inc.	503,400	6,816
Washington Mutual, Inc.	472,264	6,428
The First Marblehead Corp.	329,300	5,038
Safeco Corp.	84,700	4,716
Webster Financial Corp.	112,200	3,587
The South Financial Group, Inc.	166,900	2,609
TCF Financial Corp.	124,300	2,229
Community Trust Bancorp Inc.	73,400	2,021
Independent Bank Corp. (MA)	63,857	1,738
Peoples Bancorp, Inc.	62,975	1,567
City National Corp.	22,200	1,322
SunTrust Banks, Inc.	21,000	1,312
Freddie Mac	38,500	1,312
Aspen Insurance Holdings Ltd.	42,800	1,234
MCG Capital Corp.	93,868	1,088
Trustmark Corp.	34,636	878
Advanta Corp. Class B	103,892	838
Omega Financial Corp.	23,200	679
City Holding Co.	16,880	571

		1,243,732

Health Care (8.7%)
Abbott Laboratories	1,246,270	69,978
Johnson & Johnson	954,905	63,692
Bristol-Myers Squibb Co.	2,342,732	62,129
Pfizer Inc.	2,631,231	59,808
Wyeth	1,334,398	58,967
Merck & Co., Inc.	858,014	49,859
Baxter International, Inc.	747,900	43,416
GlaxoSmithKline PLC ADR	573,800	28,914
Eli Lilly & Co.	541,449	28,908
LCA-Vision Inc.	89,300	1,783
Hillenbrand Industries, Inc.	18,400	1,025

		468,479

Industrials (10.9%)
General Electric Co.	7,764,272	287,822
Trane, Inc.	1,033,500	48,275
3M Co.	528,100	44,529
Waste Management, Inc.	1,156,800	37,793
R.R. Donnelley & Sons Co.	652,100	24,610
United Parcel Service, Inc.	323,200	22,857
Caterpillar, Inc.	309,400	22,450
Northrop Grumman Corp.	196,300	15,437
Raytheon Co.	250,800	15,224
Deere & Co.	108,700	10,122
Honeywell International Inc.	157,362	9,689
Masco Corp.	422,600	9,132
Emerson Electric Co.	151,300	8,573
Illinois Tool Works, Inc.	100,500	5,381
Applied Industrial Technology, Inc.	171,800	4,986
Barnes Group, Inc.	141,900	4,738
GATX Corp.	123,376	4,525
Hubbell Inc. Class B	60,800	3,137
Quintana Maritime Ltd.	113,500	2,608
Pacer International, Inc.	178,100	2,600
Aircastle Ltd.	64,100	1,688
Deluxe Corp.	34,000	1,118
A.O. Smith Corp.	17,400	610
Xerium Technologies Inc.	72,200	375

		588,279

Information Technology (2.1%)
Intel Corp.	1,816,900	48,439
Nokia Corp. ADR	911,000	34,973
Automatic Data Processing, Inc.	301,500	13,426
Xilinx, Inc.	270,400	5,914
Analog Devices, Inc.	112,300	3,560
Methode Electronics, Inc. Class A	156,600	2,575
United Online, Inc.	121,800	1,440

		110,327

Materials (5.8%)
Dow Chemical Co.	1,750,245	68,995
E.I. du Pont de Nemours & Co.	1,249,927	55,109
Air Products & Chemicals, Inc.	519,500	51,238
PPG Industries, Inc.	529,100	37,159
Packaging Corp. of America	1,167,500	32,924
Alcoa Inc.	473,700	17,314
Freeport-McMoRan Copper & Gold, Inc. Class B	107,000	10,961
International Paper Co.	330,120	10,689
Southern Peru Copper Corp. (U.S. Shares)	91,300	9,598
Lubrizol Corp.	129,600	7,019
Sonoco Products Co.	192,639	6,295
Nucor Corp.	86,100	5,099

		312,400

Telecommunication Services (7.2%)
AT&T Inc.	6,011,405	249,834
Verizon Communications Inc.	2,665,557	116,458
Chunghwa Telecom Co., Ltd. ADR	906,830	17,659
Embarq Corp.	108,700	5,384

		389,335

Utilities (9.9%)
FPL Group, Inc.	1,383,466	93,771
Consolidated Edison Inc.	1,436,000	70,149
Southern Co.	1,671,000	64,751
Dominion Resources, Inc.	1,025,730	48,671
American Electric Power Co., Inc.	1,040,500	48,446
Exelon Corp.	517,800	42,273
Entergy Corp.	240,500	28,745
SCANA Corp.	562,200	23,697
Duke Energy Corp.	768,634	15,503
Sempra Energy	201,700	12,481
Edison International	225,000	12,008
PPL Corp.	228,600	11,908
Pepco Holdings, Inc.	303,700	8,908
DTE Energy Co.	194,600	8,555
Northeast Utilities	265,400	8,310
Alliant Energy Corp.	185,600	7,552
Atmos Energy Corp.	257,100	7,209
Public Service Enterprise Group, Inc.	68,000	6,680
WGL Holdings Inc.	169,100	5,540
Portland General Electric Co.	117,500	3,264
UGI Corp. Holding Co.	28,600	779
Xcel Energy, Inc.	30,466	688
FirstEnergy Corp.	8,700	629
Northwest Natural Gas Co.	11,600	564

		531,081

Exchange-Traded Fund (1.2%)
^1 Vanguard Value ETF	963,400	63,931

Total Common Stocks
(Cost $4,346,334)		5,236,893

Temporary Cash Investments (2.4%)

Money Market Fund (1.2%)
2 Vanguard Market Liquidity Fund, 4.664%	62,569,492	62,569
	Face
	Amount
	($000)

Repurchase Agreement (1.0%)
Goldman, Sachs & Co.
4.750%, 1/2/08	53,800	53,800
(Dated 12/31/07, Repurchase Value $53,814,000,
collateralized by Federal Home Loan Mortgage Corp. 5.000%-6.500%,
4/1/12-1/1/38 and Federal National Mortgage Assn. 4.000%-6.500%,
5/1/19-7/1/49)
U.S. Agency Obligation (0.2%)
3 Federal Home Loan Bank
4 4.548%, 2/1/08	9,500	9,461

Total Temporary Cash Investments
(Cost $125,833)		125,830

Total Investments (99.8%)
(Cost $4,472,167)		5,362,723

Other Assets and Liabilities-Net (0.2%)		12,524

Net Assets (100%)		5,375,247

^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $9,461,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $4,472,167,000. Net unrealized appreciation of investment securities for tax purposes was $890,556,000, consisting of unrealized gains of $1,049,604,000 on securities that had risen in value since their purchase and $159,048,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 1.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	168	62,043	417
E-mini S&P 500 Index	19	1,403	(12)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Equity Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (97.9%)

Consumer Discretionary (7.1%)
* Amazon.com, Inc.	240,770	22,305
* GameStop Corp. Class A	181,080	11,247
* Las Vegas Sands Corp.	108,200	11,150
* Apollo Group, Inc. Class A	157,360	11,039
Yum! Brands, Inc.	279,085	10,681
Guess ?, Inc.	256,960	9,736
*^ Under Armour, Inc.	131,270	5,733

		81,891

Consumer Staples (8.4%)
The Coca-Cola Co.	550,290	33,771
PepsiCo, Inc.	330,290	25,069
Archer-Daniels-Midland Co.	227,940	10,583
Colgate-Palmolive Co.	123,770	9,649
Diageo PLC ADR	110,460	9,481
Bunge Ltd.	72,360	8,424

		96,977

Energy (7.5%)
XTO Energy, Inc.	383,940	19,719
Williams Cos., Inc.	493,770	17,667
Diamond Offshore Drilling, Inc.	123,880	17,591
* Cameron International Corp.	267,800	12,889
Peabody Energy Corp.	188,030	11,590
Tidewater Inc.	144,970	7,953

		87,409

Financials (7.1%)
CME Group, Inc.	29,990	20,573
The Goldman Sachs Group, Inc.	94,910	20,410
BlackRock, Inc.	49,350	10,699
Aon Corp.	222,300	10,602
* IntercontinentalExchange Inc.	54,070	10,409
T. Rowe Price Group Inc.	164,410	10,009

		82,702

Health Care (15.3%)
* Gilead Sciences, Inc.	658,930	30,317
Merck & Co., Inc.	369,150	21,451
Allergan, Inc.	295,460	18,980
* Express Scripts Inc.	241,106	17,601
Baxter International, Inc.	284,910	16,539
* Thermo Fisher Scientific, Inc.	284,320	16,400
* Intuitive Surgical, Inc.	46,750	15,170
Shire Pharmaceuticals Group PLC ADR	191,540	13,207
* Genzyme Corp.	141,660	10,545
* Charles River Laboratories, Inc.	142,160	9,354
* BioMarin Pharmaceutical Inc.	204,640	7,244

		176,808

Industrials (12.8%)
Textron, Inc.	340,940	24,309
Deere & Co.	248,060	23,099
ABB Ltd. ADR	709,870	20,444
* First Solar, Inc.	69,940	18,684
Union Pacific Corp.	137,510	17,274
* McDermott International, Inc.	225,780	13,328
SPX Corp.	99,030	10,185
Flowserve Corp.	91,380	8,791
Roper Industries Inc.	121,270	7,584
* Stericycle, Inc.	84,350	5,010

		148,708

Information Technology (33.8%)
Microsoft Corp.	1,583,590	56,376
* Apple Inc.	275,590	54,589
Intel Corp.	2,027,830	54,062
* Google Inc.	76,500	52,898
* Cisco Systems, Inc.	1,637,860	44,337
MasterCard, Inc. Class A	84,040	18,085
Applied Materials, Inc.	871,530	15,478
* Juniper Networks, Inc.	399,260	13,256
* Electronic Arts Inc.	222,560	13,000
* VeriSign, Inc.	339,284	12,760
Nintendo Co., Ltd.-ADR	170,770	12,667
* MEMC Electronic Materials, Inc.	97,770	8,652
* salesforce.com, inc.	136,830	8,578
*^ VMware Inc.	97,530	8,289
* Activision, Inc.	250,880	7,451
Seagate Technology	290,750	7,414
* Varian Semiconductor Equipment Associates, Inc.	125,530	4,645

		392,537

Materials (3.7%)
Monsanto Co.	220,080	24,581
Companhia Vale do Rio Doce ADR	289,750	9,466
* The Mosaic Co.	94,740	8,938

		42,985

Telecommunication Services (1.3%)
OAO Vimpel-Communications Sponsored ADR	359,090	14,938

Utilities (0.9%)
Constellation Energy Group, Inc.	101,250	10,381

Total Common Stocks
(Cost $944,053)		1,135,336

Temporary Cash Investment (4.0%)

1 Vanguard Market Liquidity Fund, 4.664%
(Cost $46,841)	46,840,623	46,841

Total Investments (101.9%)
(Cost $990,894)		1,182,177

Other Assets and Liabilities-Net (-1.9%)		(21,976)

Net Assets (100%)		1,160,201

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2007, the cost of investment securities for tax purposes was $990,894,000. Net unrealized appreciation of investment securities for tax purposes was $191,283,000, consisting of unrealized gains of $199,276,000 on securities that had risen in value since their purchase and $7,993,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (96.8%)

Consumer Discretionary (15.2%)
Sony Corp. ADR	1,420,000	77,106
Whirlpool Corp.	663,800	54,186
* Bed Bath & Beyond, Inc.	1,515,391	44,537
TJX Cos., Inc.	1,335,725	38,375
* Kohl's Corp.	775,600	35,522
* Amazon.com, Inc.	368,000	34,092
* DIRECTV Group, Inc.	1,120,725	25,911
The Walt Disney Co.	787,900	25,433
Best Buy Co., Inc.	442,600	23,303
Nordstrom, Inc.	560,400	20,583
Mattel, Inc.	1,055,200	20,091
*^ CarMax, Inc.	900,000	17,775
* Chico's FAS, Inc.	1,584,200	14,305
Target Corp.	276,450	13,823
* Viacom Inc. Class B	263,400	11,569
* Comcast Corp. Class A	420,000	7,669
Lowe's Cos., Inc.	317,000	7,171
Carnival Corp.	160,000	7,118
Eastman Kodak Co.	300,000	6,561
News Corp., Class A	180,000	3,688
* Expedia, Inc.	108,250	3,423
* IAC/InterActiveCorp	108,250	2,914
Idearc Inc.	150,000	2,634
Citadel Broadcasting Corp.	53,979	111

		497,900

Consumer Staples (0.6%)
Avon Products, Inc.	350,000	13,836
Costco Wholesale Corp.	100,000	6,976

		20,812

Energy (7.3%)
Schlumberger Ltd.	728,900	71,702
Arch Coal, Inc.	1,005,500	45,177
EnCana Corp.	564,500	38,363
EOG Resources, Inc.	396,000	35,343
* National Oilwell Varco Inc.	203,000	14,912
Murphy Oil Corp.	167,000	14,168
ConocoPhillips Co.	80,000	7,064
Chevron Corp.	64,440	6,014
Peabody Energy Corp.	50,500	3,113
Noble Corp.	26,500	1,498
* Exterran Holdings, Inc.	15,000	1,227
* Patriot Coal Corp.	5,050	211
* Pride International, Inc.	5,500	186

		238,978

Financials (6.6%)
* Berkshire Hathaway Inc. Class B	10,400	49,254
Marsh & McLennan Cos., Inc.	1,660,175	43,945
American International Group, Inc.	553,625	32,276
Bank of New York Mellon Corp.	596,541	29,087
Discover Financial Services	983,300	14,828
The Chubb Corp.	210,000	11,462
Fannie Mae	272,200	10,883
Washington Mutual, Inc.	374,600	5,098
Fifth Third Bancorp	176,800	4,443
Progressive Corp. of Ohio	231,500	4,436
Citigroup, Inc.	128,000	3,768
Capital One Financial Corp.	41,200	1,947
Freddie Mac	22,400	763
Wells Fargo & Co.	25,000	755
AFLAC Inc.	10,000	626
MBIA, Inc.	32,425	604
JPMorgan Chase & Co.	10,000	436
State Street Corp.	5,000	406
TCF Financial Corp.	5,000	90

		215,107

Health Care (20.7%)
Eli Lilly & Co.	2,485,400	132,696
Novartis AG ADR	2,003,600	108,816
Medtronic, Inc.	1,935,700	97,308
* Amgen, Inc.	1,832,800	85,115
GlaxoSmithKline PLC ADR	1,190,000	59,964
Roche Holdings AG	320,000	55,317
* Boston Scientific Corp.	4,108,491	47,782
* Waters Corp.	280,000	22,140
Sanofi-Aventis ADR	432,500	19,692
* Biogen Idec Inc.	330,000	18,784
* Sepracor Inc.	680,400	17,861
Wyeth	258,000	11,401
* Genzyme Corp.	9,100	677
* Genentech, Inc.	8,200	550

		678,103

Industrials (10.6%)
Southwest Airlines Co.	5,331,925	65,049
United Parcel Service, Inc.	681,715	48,211
* McDermott International, Inc.	760,000	44,863
FedEx Corp.	306,900	27,366
Avery Dennison Corp.	340,000	18,068
General Electric Co.	485,300	17,990
The Boeing Co.	197,400	17,265
* AMR Corp.	1,122,300	15,746
Union Pacific Corp.	120,000	15,074
Fluor Corp.	100,000	14,572
3M Co.	170,000	14,334
Canadian National Railway Co.	240,000	11,263
Caterpillar, Inc.	146,650	10,641
Deere & Co.	93,600	8,716
Burlington Northern Santa Fe Corp.	100,000	8,323
Canadian Pacific Railway Ltd.	66,830	4,320
Chicago Bridge & Iron Co. N.V.	19,000	1,148
Norfolk Southern Corp.	21,900	1,105
* UAL Corp.	17,100	610
Pitney Bowes, Inc.	12,000	456
Cummins Inc.	1,600	204

		345,324

Information Technology (26.3%)
* Oracle Corp.	3,515,500	79,380
Texas Instruments, Inc.	2,209,700	73,804
ASML Holding N.V. (New York Shares)	2,357,711	73,773
* Intuit, Inc.	2,318,400	73,285
Microsoft Corp.	1,659,900	59,092
Corning, Inc.	2,218,875	53,231
* EMC Corp.	2,611,000	48,382
Intel Corp.	1,748,700	46,620
* Research In Motion Ltd.	359,800	40,801
* Google Inc.	52,400	36,234
LM Ericsson Telephone Co. ADR Class B	1,328,000	31,009
* Symantec Corp.	1,918,700	30,968
Altera Corp.	1,354,000	26,159
* eBay Inc.	744,600	24,713
Applied Materials, Inc.	1,267,700	22,514
QUALCOMM Inc.	486,800	19,156
* Yahoo! Inc.	724,700	16,857
Motorola, Inc.	1,000,000	16,040
* Flextronics International Ltd.	1,296,000	15,630
KLA-Tencor Corp.	290,000	13,966
Accenture Ltd.	380,500	13,709
* Nortel Networks Corp.	675,750	10,197
* SanDisk Corp.	225,000	7,463
* Comverse Technology, Inc.	386,725	6,681
* Agilent Technologies, Inc.	170,000	6,246
* Cisco Systems, Inc.	141,600	3,833
Paychex, Inc.	100,000	3,622
* Micron Technology, Inc.	350,000	2,538
*^ VMware Inc.	18,100	1,538
Xilinx, Inc.	49,000	1,072
* Verigy Ltd.	38,567	1,048
Intersil Corp.	30,000	734
* NVIDIA Corp.	15,200	517
* Dell Inc.	10,000	245

		861,057

Materials (8.5%)
Potash Corp. of Saskatchewan, Inc.	605,800	87,211
Monsanto Co.	486,350	54,320
Praxair, Inc.	433,775	38,480
Vulcan Materials Co.	252,000	19,931
Newmont Mining Corp. (Holding Co.)	330,000	16,114
Alcoa Inc.	393,900	14,397
* Domtar Corp.	1,739,372	13,376
Weyerhaeuser Co.	161,767	11,929
International Paper Co.	329,300	10,663
Freeport-McMoRan Copper & Gold, Inc. Class B	91,120	9,334
Dow Chemical Co.	29,000	1,143

		276,898

Telecommunication Services (0.6%)
Sprint Nextel Corp.	1,379,950	18,119
Embarq Corp.	18,000	892

		19,011

Utilities (0.4%)
* AES Corp.	499,000	10,674
Sierra Pacific Resources	63,100	1,071

		11,745

Total Common Stocks
(Cost $2,803,073)		3,164,935

Temporary Cash Investment (3.6%)

1 Vanguard Market Liquidity Fund, 4.664%
(Cost $118,249)	118,249,145	118,249

Total Investments (100.4%)
(Cost $2,921,322)		3,283,184

Other Assets and Liabilities - Net (-0.4%)		(12,866)

Net Assets (100%)		3,270,318

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2007, the cost of investment securities for tax purposes was $2,921,322,000. Net unrealized appreciation of investment securities for tax purposes was $361,862,000, consisting of unrealized gains of $616,100,000 on securities that had risen in value since their purchase and $254,238,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 12, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.